Financial Instruments - Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ (1,818)
U.S. Federal Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	70,667	$ 35,970
Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	191,345	44,028
Cash equivalents	9,994
U.S. Term Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	46,385	21,259
Level 1 | U.S. Federal Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	70,667	35,970
Level 1 | U.S. Term Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	46,385	21,259
Level 2 | Foreign Exchange Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	(1,818)
Level 2 | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	191,345	$ 44,028
Cash equivalents	$ 9,994